EQUITY (Details) - Schedule of movement of reserves of share-based payments - Reserve of Share-Based Payments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY (Details) - Schedule of movement of reserves of share-based payments [Line Items]
Balance	$ 37,235	$ 37,235	$ 36,289
Stock option plan			946
Balance	$ 37,235	$ 37,235	$ 37,235